Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
7. Other Current Assets
Other current assets were as follows:

	December 31,
	2015	2014
	(In thousands)
Unrealized hedging gains	$78,125	$79,722
Material and chemical inventories	54,053	49,433
Excise and other taxes receivable	21,801	17,461
Exchange and other receivables	15,749	5,509
Other current assets	$169,728	$152,125